SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Europe Defense Technologies ETF (XDEF)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
January 27, 2026
PRO_SAISTKR26-01